UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Joseph Parker & Company, Inc.
Address:   330 North Broad Street, Suite A
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Mark Parker
Title:  President and Chief Executive Officer
Phone:  229-226-4715
Signature, Place, and Date of Signing:

   John Mark Parker, Thomasville, Georgia    November 14, 2000

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   49

Form 13F Information Table Value Total:   $145,212

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc.   COM              000886101     2641    98200 SH       SOLE                    86200             12000
Agilent Technologies Com       COM              00846U101     2026    41406 SH       SOLE                    38906              2500
America Online Inc             COM              02364j104     1707    31750 SH       SOLE                    30750              1000
American Power Conversion Corp COM              029066107     1352    70450 SH       SOLE                    65450              5000
American SuperConductor        COM              030111108     3888    79100 SH       SOLE                    76800              2300
BP Amoco p.l.c. ADS            ADR              055622104     1179    22241 SH       SOLE                    22241
Bellsouth Corp                 COM              079860102      222     5520 SH       SOLE                     5520
Campbell Soup Company          COM              134429109      556    21500 SH       SOLE                    20500              1000
Caterpillar, Inc               COM              149123101     3988   118150 SH       SOLE                   111750              6400
Chevron Corp.                  COM              166751107     1633    19150 SH       SOLE                    17250              1900
Cisco Systems, Inc.            COM              17275R102     2845    51492 SH       SOLE                    44592              6900
Coca-Cola Company              COM              191216100     3820    69288 SH       SOLE                    62688              6600
Conexant Systems Inc.          COM              207142100     4989   119140 SH       SOLE                   112040              7100
Dow Chemical                   COM              260543103     1175    47100 SH       SOLE                    47100
Duke Energy Company            COM              264399106     6140    71605 SH       SOLE                    66905              4700
E.I. duPont de Nemours & Compa COM              263534109     2924    70561 SH       SOLE                    66361              4200
Emerson Electric               COM              291011104     6338    94600 SH       SOLE                    88600              6000
Exxon Mobil Corp               COM              30231G102     1950    21875 SH       SOLE                    21875
Flowers Industries, Inc.       COM              343496105     2755   141287 SH       SOLE                   141287
Fuelcell Energy Inc            COM              35952H106     2006    20850 SH       SOLE                    20850
General Electric               COM              369604103     5029    87168 SH       SOLE                    79368              7800
Gillette Company               COM              375766102      411    13320 SH       SOLE                    12520               800
Hewlett-Packard                COM              428236103     5881    60631 SH       SOLE                    56531              4100
Honeywell, Inc                 COM              438516106     5873   164850 SH       SOLE                   154250             10600
Idacorp                        COM              451107106     1559    33700 SH       SOLE                    31700              2000
Ingersoll-Rand Co              COM              456866102      447    13200 SH       SOLE                    12200              1000
Intel Corp                     COM              458140100     6750   162400 SH       SOLE                   152200             10200
International Rectifier        COM              460254105     1221    24180 SH       SOLE                    22680              1500
Johnson & Johnson              COM              478160104     2487    26470 SH       SOLE                    26470
Lilly, Eli & Co                COM              532457108     2357    29060 SH       SOLE                    27660              1400
Lucent Technology              COM              549463107     2681    87735 SH       SOLE                    82235              5500
Merck & Co., Inc               COM              589331107     5733    77022 SH       SOLE                    71422              5600
Microsoft Corp                 COM              594918104      723    11990 SH       SOLE                     4790              7200
Minnesota Mining               COM              604059105     3080    33805 SH       SOLE                    31805              2000
Norfolk Southern               COM              655844108     1595   109050 SH       SOLE                   105050              4000
Oracle Corp.                   COM              68389X105     5601    71120 SH       SOLE                    65120              6000
Parker-Hannifin Corp.          COM              701094104      889    26350 SH       SOLE                    24600              1750
Pfizer, Inc                    COM              717081103     4059    90334 SH       SOLE                    83459              6875
Proctor & Gamble               COM              742718109     1441    21504 SH       SOLE                    20504              1000
Qualcomm, Inc.                 COM              747525103     7236   101559 SH       SOLE                    95359              6200
Royal Dutch Petroleum Co.      ADR              780257804      288     4800 SH       SOLE                     4800
Schering-Plough Corp           COM              806605101      474    10187 SH       SOLE                    10187
SunTrust Banks, Inc.           COM              867914103     5385   108107 SH       SOLE                   102107              6000
Synovus Financial Corp         COM              87161C105      895    42222 SH       SOLE                    38922              3300
Texas Instruments              COM              882508104     5734   121510 SH       SOLE                   113710              7800
Timken Co.                     COM              887389104     2376   173600 SH       SOLE                   163100             10500
Wachovia Corp                  COM              929771103     3420    60335 SH       SOLE                    56735              3600
Wells Fargo                    COM              949746101     7242   157650 SH       SOLE                   147650             10000
Yahoo Inc                      COM              984332106      213     2340 SH       SOLE                     2340